DERIVATIVE LIABILITY (Details - by Lender) - USD ($)	Nov. 30, 2022	May 31, 2022
Offsetting Assets [Line Items]
Derivative Liability	$ 1,035,419	$ 2,817,101
Lender A [Member]
Offsetting Assets [Line Items]
Derivative Liability	215,203	1,392,874
Lender B [Member]
Offsetting Assets [Line Items]
Derivative Liability	217,468	1,176,765
Lender C [Member]
Offsetting Assets [Line Items]
Derivative Liability	305,427	0
Lender D [Member]
Offsetting Assets [Line Items]
Derivative Liability	96,052	65,044
Other Lenders 5 [Member]
Offsetting Assets [Line Items]
Derivative Liability	$ 201,269	$ 182,418